Restatement of comparative information (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
IfrsStatementLineItems [Line Items]
Deferred tax liability	€ 2,200
Consequential reduction in goodwill	12,400
Derivative financial liability	181	€ 870
Loans and borrowings	1,757		€ 1,326
Gain on deconsolidation	1,225	1,846
Gain on deconsolidation	(1,225)	(1,846)
Aggregate corrections total	260
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Derivative financial instrument		165
Gain on deconsolidation		873
Gain on deconsolidation		(873)
Previously stated [member]
IfrsStatementLineItems [Line Items]
Gain on deconsolidation		(2,719)
Gain on deconsolidation		2,719
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Derivative financial liability		234
Loans and borrowings		64
Convertible note reserve		5
Gain on deconsolidation		(873)
Gain on deconsolidation		€ 873
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Acquired intangible assets	19,400
Brand names [member]
IfrsStatementLineItems [Line Items]
Acquired intangible assets	€ 4,500